Consolidated Balance Sheet - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 2,861	$ 1,773
Current investments	1,460	1,548
Trade receivables	3,645	3,620
Unbilled revenues	1,503	1,531
Prepayments and other current assets	1,519	1,473
Income tax assets	348	767
Derivative financial instruments	23	10
Total current assets	11,359	10,722
Non-current assets
Property, plant and equipment	1,497	1,537
Right of use assets	738	786
Goodwill	1,182	875
Intangible assets	323	167
Non-current investments	1,294	1,404
Unbilled revenues	261	213
Deferred income tax assets	130	55
Income tax assets	190	365
Other non-current assets	445	399
Total non-current assets	6,060	5,801
Total assets	17,419	16,523
Current liabilities
Trade payables	487	474
Lease liabilities	287	235
Derivative financial instruments	7	4
Current income tax liabilities	567	430
Unearned revenues	994	880
Employee benefit obligations	340	314
Provisions	173	215
Other current liabilities	2,157	2,099
Total current liabilities	5,012	4,651
Non-current liabilities
Lease liabilities	675	767
Deferred income tax liabilities	202	216
Employee benefit obligations	11	11
Other non-current liabilities	264	273
Total liabilities	6,164	5,918
Equity
Share capital - RS 5/- ($0.16) par value 4,800,000,000 (4,800,000,000) authorized equity shares, issued and outstanding 4,143,607,528 (4,139,950,635) equity shares fully paid up, net of 9,655,927 (10,916,829) treasury shares each as of March 31, 2025 (March 31, 2024), respectively	325	325
Share premium	500	425
Retained earnings	13,766	12,557
Cash flow hedge reserve	(2)	1
Other reserves	1,171	1,623
Capital redemption reserve	24	24
Other components of equity	(4,579)	(4,396)
Total equity attributable to equity holders of the company	11,205	10,559
Non-controlling interests	50	46
Total equity	11,255	10,605
Total liabilities and equity	17,419	16,523
Commitments and contingent liabilities